Financial instruments (Details 6) (Recurring basis, CHF)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Recurring basis
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	20,299,000,000	26,714,000,000
Transfers in, net assets/liabilities	5,343,000,000	6,131,000,000
Transfers out, net assets/liabilities	(3,483,000,000)	(5,286,000,000)
Purchases, net assets/liabilities	20,665,000,000
Sales, net assets/liabilities	(24,792,000,000)
Issuances, net assets/liabilities	(2,207,000,000)
Settlements, net assets/liabilities	4,027,000,000
Purchases, sales, issuances, settlements, net assets/liabilities		(7,067,000,000)
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(26,000,000)	210,000,000
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	1,794,000,000	772,000,000
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	0	25,000,000
Gain (loss) on all other activity included in other revenues, net assets/liabilities	1,125,000,000	433,000,000
Foreign currency translation impact, net assets/liabilities	80,000,000	(1,633,000,000)
Balance at beginning of period, net assets/liabilities	22,825,000,000	20,299,000,000
Level 3 assets - additional disclosures
Level 3 assets shown as purchases due to the adoption of ASU 2009-17 as of January 1, 2010		10,100,000,000